February 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Highland Funds II (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information each dated February 1, 2014 for the Highland Global Allocation Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Fixed Income Fund, Highland Tax-Exempt Fund and Highland Total Return Fund, each a series of the Trust and the Statement of Additional Information dated February 1, 2014 for the Highland Energy MLP Fund do not differ from those contained in Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2014 (Accession No. 0001193125-14-024902).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	E. Powell
D. Norris